UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
           -----------------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           -----------------------------------------------------

Form 13F File Number: 28-7320
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              2/11/2004
-------------------              -----------------------              ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            34
                                         ------------
Form 13F Information Table Value Total:  $184,976,809
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109 11983929  159658          Sole    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  9822911  103650          Sole    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103  9732615  314158          Sole    none        x      0    0
SYSCO CORP                     COMMON           871829107  9290114  249533          Sole    none        x      0    0
PEPSICO INC                    COMMON           713448108  8771739  188154          Sole    none        x      0    0
INTEL CORP                     COMMON           458140100  8745067  272857          Sole    none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  8517461  162578          Sole    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  8375350  219250          Sole    none        x      0    0
WAL MART STORES INC            COMMON           931142103  7754319  146170          Sole    none        x      0    0
AFLAC INC                      COMMON           1055102    7730979  213681          Sole    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   7698223  116147          Sole    none        x      0    0
ALTRIA                         COMMON           02209s103  7446125  136827          Sole    none        x      0    0
MERCK & CO INC                 COMMON           589331107  7104220  153771          Sole    none        x      0    0
PFIZER                         COMMON           717081103  6974955  197423          Sole    none        x      0    0
WYETH                          COMMON           983024100  6929453  163238          Sole    none        x      0    0
MEDTRONIC                      COMMON           585055106  6463429  132965          Sole    none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  6256622  105865          Sole    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103   6094989  153875          Sole    none        x      0    0
SCHLUMBERGER                   COMMON           806857108  5871401  107299          Sole    none        x      0    0
CISCO                          COMMON           17275R102  5072793  209360          Sole    none        x      0    0
MICROSOFT                      COMMON           594918104  4892661  178760          Sole    none        x      0    0
DENTSPLY                       COMMON           249030107  4570978  101195          Sole    none        x      0    0
DONALDSON                      COMMON           257651109  4414815   74625          Sole    none        x      0    0
SUNCOR                         COMMON           867229106  4196297  167450          Sole    none        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  2928916  187751          Sole    none        x      0    0
AGILENT                        COMMON           00846U101  2917977   99794          Sole    none        x      0    0
EXXON CORP                     COMMON           302290101  1544470   37670          Sole    none        x      0    0
M&T                            COMMON           55261F104   720539    7330          Sole    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   512751   13960          Sole    none        x      0    0
COCA COLA CO.                  COMMON           191216100   426300    8400          Sole    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   415741    8057          Sole    none        x      0    0
KEY CORP                       COMMON           493267108   298390   10177          Sole    none        x      0    0
GILLETTE CO.                   COMMON           375766102   271802    7400          Sole    none        x      0    0
CITIGROUP                      COMMON           172967101   228478    4707          Sole    none        x      0    0


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